NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS	12 Months Ended
Dec. 31, 2023
New Standards And Amendments And Interpretations Of Existing Standards
NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS

3)	NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS

a)	Standards, amendments and interpretations of standards adopted from January 1, 2023

Contracts under the scope of IFRS 17

Transition

The Group applied the full retrospective approach for insurance contracts that are measured in accordance with the Premium Allocation Approach (PAA).

For contracts measured using the General Measurement Approach (GMM/BBA), the Group applied the fair value transition approach for cohorts of contracts in the portfolios: Whole Life, Defined Benefit Pension Plan, Traditional Pension Plan and Non-Life Long-Term - Home loan issued through 2017; for the Individual Health and Non-Life Long-Term - Consortium portfolios issued through 2018; for the Life Long-Term Risk portfolios through 2019 and for the Individual Dental Health portfolios through 2020, and the full retrospective transition approach for cohorts of contracts in these portfolios issued after these dates. For contracts measured using the Variable Fee Approach (VFA), the fair value transition approach is used for cohorts issued through 2019, and the full retrospective transition approach is used for cohorts of contracts issued after this date. The decision to use the fair value approach was based on the unavailability of information at the granularity required to use the full retrospective transition approach in these portfolios.

Under the fair value approach, the Contractual Service Margin (CSM) at the transition date represents the difference between the fair value determined by the Organization and the fulfilment cash flows, which are a risk-adjusted, explicit, unbiased and probability-weighted estimate of the present value of future cash flows that will arise as the entity fulfills the contracts.

Financial asset classification

On January 1, 2023 the Group reassessed the classification under IFRS 9 of its financial assets related to insurance contracts within the scope of IFRS 17 – Insurance Contracts. This redesignation is based on changes to the business models in which the financial assets are held to mitigate the financial effects of the new standard.

The Organization assessed the effects of IFRS 17 – Insurance Contracts, mainly those related to changes in the discount rate applied, and reassessed its business model for related assets. The reassessment resulted in a business model reclassification for a portion of assets used to support the Life and Pension and Health portfolios. Assets were transferred out of the amortized cost category into the category of assets measured at fair value through other comprehensive income (FVOCI). The main reason for this reclassification is the change in the methodology for evaluating insurance liabilities that now have their discounts aligned with the market rate.

Amendments to IAS 1 - Presentation of Financial Statements

The amendments are intended to improve disclosures of accounting policies, so that entities provide more useful information to users of financial statements. Entities should disclose their material accounting policies rather than their significant accounting policies. It also includes guidelines on how to apply the concept of materiality to accounting policy disclosures, and it was applicable from January 1, 2023. It was concluded that there were no impacts with the application of this amendment.

Amendments to IAS 8 - Accounting Policies, Change of Estimates Error Correction

The amendments are intended to clarify how entities should distinguish between changes in accounting policies from changes in accounting estimates with a primary focus on the definition of and clarifications on accounting estimates being applicable from January 1, 2023. It was concluded that there were no significant impacts from the adoption of this amendment.

Amendments to IAS 12 - Taxes on Profit

In specific circumstances, entities are exempt from recognizing deferred taxes when they recognize assets or liabilities for the first time. This exemption applies to lease operations and foreclosure obligations, for example. With the changes, entities will no longer be entitled to the exemption and will be obliged to recognize the deferred tax on such transactions being applicable from January 1, 2023. Bradesco has identified that the amendments have a non-significant impact on some items in the statement of financial position, with no impact on profit or loss.

Another change effective on January 1, 2023 applies to income tax resulting from tax law enacted or substantially enacted to implement the Pillar Two model rules published by the Organization for Economic Co-operation and Development (OECD), including the tax law that implements domestic complementary taxes described in these rules, which aim to ensure the payment of a minimum effective rate of 15% in each jurisdiction of the economic group. The Company did not identify impacts with the application of this standard.

b)	Impacts of the adoption of IFRS 17

We present below the IFRS17 adoption effects within the Statement Financial Position and Statement of Income.

CONSOLIDATED STATEMENT OF FINANCIAL POSITION						R$ thousand
	December 31, 2022			January 1, 2022
	Previously presented	Adoption IFRS 17	As re-presented	Previously presented	Adoption IFRS 17	As re-presented
Assets
Cash and balances with banks	122,521,755	-	122,521,755	108,601,632	-	108,601,632
Financial assets at fair value through profit or loss	301,899,028	-	301,899,028	336,560,965	-	336,560,965
Financial assets at fair value through other comprehensive income	215,588,278	-	215,588,278	193,516,537	-	193,516,537
Financial assets at amortized cost
- Loans and advances, net of provision for losses	730,892,962	(5,986,026)	724,906,936	656,459,438	(4,604,687)	651,854,751
- Securities, net of provision for expected losses	211,611,074	-	211,611,074	178,819,275	-	178,819,275
- Other financial assets	65,705,559	-	65,705,559	64,411,451	-	64,411,451
Other assets	151,397,019	(1,340,857)	150,056,162	137,202,895	450,135	137,653,030
Total assets	1,799,615,675	(7,326,883)	1,792,288,792	1,675,572,193	(4,154,552)	1,671,417,641

Liabilities
Liabilities at amortized cost	1,239,685,337	-	1,239,685,337	1,155,822,453	-	1,155,822,453
Financial liabilities at fair value through profit or loss	13,341,324	-	13,341,324	14,265,283	-	14,265,283
Insurance technical provisions and pension plans	316,155,117	(11,399,152)	304,755,965	286,386,634	(5,481,679)	280,904,955
Other liabilities	71,692,633	2,802,696	74,495,329	68,869,116	2,546,825	71,415,941
Total liabilities	1,640,874,411	(8,596,456)	1,632,277,955	1,525,343,486	(2,934,854)	1,522,408,632

Total equity (1)	158,741,264	1,269,573	160,010,837	150,228,707	(1,219,698)	149,009,009
Total equity and liabilities	1,799,615,675	(7,326,883)	1,792,288,792	1,675,572,193	(4,154,552)	1,671,417,641

(1)	In 2022, the impact of IFRS 17 adjustments on other comprehensive income was R$2,385,912 thousand.

CONSOLIDATED STATEMENT OF INCOME FOR THE YEAR-ENDED DECEMBER 31, 2022			R$ thousand
	Previously presented	Adoption IFRS 17	As re-presented
Net interest income	69,301,931	509,341	69,811,272
Fee and commission income	27,134,207	(10,087)	27,124,120
Net gains/(losses) on financial assets and liabilities	3,483,171	-	3,483,171
Gross profit from insurance and pension plans	7,264,883	(3,232,557)	4,032,326
Expected loss of loans and advances and other financial assets	(23,786,438)	19,603	(23,766,835)
Personnel expenses	(21,683,356)	1,794,304	(19,889,052)
Other administrative expenses	(17,510,519)	935,909	(16,574,610)
Depreciation and amortization	(5,663,220)	356,778	(5,306,442)
Other operating income/(expenses)	(15,686,636)	38,370	(15,648,266)
Share of profit of associates and joint ventures	1,355,926	-	1,355,926
Income tax and social contribution	(2,992,753)	(172,087)	(3,164,840)
Net income	21,217,196	239,574	21,456,770

c)	Standards, amendments and interpretations of standards applicable in future periods

Amendments to IAS 1

Additionally, the amendments to IAS 1 issued in October 2022, aim to improve the information disclosed about non-current debts with covenants, so that users of the financial statements understand the risk of such debts being settled in advance. The amendments also contemplate changes that aim to address some concerns raised by users of the financial statements, due to the application of the changes for the Classification of Liabilities as Current and Non-Current, issued in 2020. Early adoption is allowed. The changes are effective as of January 1, 2024. It was concluded that there will be no impacts with the application of this revised standard.

Amendments to IFRS 16

Leases. The changes, issued in September 2022, provide for the addition of requirements on how an entity accounts for a sale of an asset when it leases that same asset back (leaseback), after the initial date of the transaction. In summary, the seller-lessee shall not recognize any gain or loss relating to the right of use retained by it. The amendments are effective for annual periods beginning on or after January 1, 2024. It was concluded that there will be no impacts with the application of revised standard.

Amendments to IAS 7 and IFRS 17

Statements of Financial Instruments and Cash Flows: Disclosure. The changes refer to the disclosure of information on financial agreements with suppliers that will allow users of the Financial Statements to evaluate their effects on the entity’s liabilities and cash flows, in addition to their exposure to the liquidity risk. The amendments take effect for annual periods beginning on or after January 1, 2024. The Company evaluated the proposed changes and did not identify any significant impacts on its financial statements.